CONSOLIDATED STATEMENTS OF CASH FLOWS - Cash information - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents consist of
Cash	$ 228	$ 814,150	$ 161
Cash equivalents	824	1,698	800
Total cash and cash equivalents	$ 1,052	$ 815,848	$ 961